Commitments	12 Months Ended
Dec. 31, 2019
Commitments [Abstract]
Commitments
28.	Commitments
a.

On December 16, 2014, the SCT authorized in Mexico the Company’s MDP for the five-year period from 2015-2019. The table below shows the investments to be made during this period, as approved by the SCT:

Year	Amount committed
2015	Ps.	1,412,232
2016		1,842,569
2017		1,157,684
2018		759,337
2019		306,792
	Ps.	5,478,614

The amounts committed above are expressed in pesos of purchasing power as of December 31, 2012.

On March 2016, 2017, 2018 and 2019 the Mexican Directorate General of Civil Aviation (DGAC) approved the compliance with MDP for 2015, 2016, 2017 and 2018, respectively.

b.

On November 2014, the airport authority in Jamaica, approved capital investments to be made of USD$ 37,940,000 for the period April 2015 to March 2020. Compliance with MBJA capital investments must be made for the period rather than annually. During 2017, 2018 and 2019 capital investments were USD$768,832, USD$28,382,604 and USD$7,079,559, respectively. For PACKAL no capital investments were made during 2019.

c.	On December 12, 2019, for Mexico´s airports, the SCT approved to the Company the MDP for the period 2020-2024. Below are shown the investments committed thru the period:

Year	Amount committed
2020	Ps.	6,739,392
2021		5,995,303
2022		5,396,186
2023		2,650,026
2024		1,050,798
	Ps.	21,831,705

The amounts committed above are expressed in pesos of purchasing power as of December 31, 2017.

d.	In the same way AAJ approved the committed investments of the MDP for USD$111.7 million for MBJA and USD$101.4 million for PACKAL, trough the 2020-2024 period.